BILLS PAYABLE	12 Months Ended
Dec. 31, 2011
BILLS PAYABLE
BILLS PAYABLE

14.                     BILLS PAYABLE

Bills payable represent short-term bank acceptance notes issued by financial institutions that entitle the holder to receive the stated amount from the financial institutions at the maturity date of the bill, which generally ranges from three to six months from the date of issuance. The holder of the bills can obtain payment from the financial institutions prior to the stated maturity date. In such case, the Group may be required to pay the financial institution an interest charge. The Group has utilized bills payable to settle amounts owed to its automobile suppliers. Bills payable are secured by the Group’s restricted cash.